Investments - Summary of Long -Term Investments (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 01, 2023 USD ($) $ / shares
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 44,527	$ 49,216
Issued capital	16	15
Performance Fees Receivable	$ 15,400	$ 12,300
Participation in Igah Ventures IV	16.90%	39.01%
Bottom of range
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.00005	0.00005
Top of range
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.001996	0.0978
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 23,144	$ 20,525
AgroFibra Mexico
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 3,048	0
AgroFibra Mexico | KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.1010
Patria Infrastructure Fund V, L.P.
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 2,628	8,479
Patria Infra Crédito FIDC
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	2,369	547
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 1,731	$ 1,246
Ownership interest on long-term investments (in percent)	0.3495	0.0562
Patria Infra Energia Core FIP EM Infraestrutura [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 1,667	$ 1,309
Lavoro Agro Limited
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	1,065	11,337
Consideration payable on acquisition	$ 8,200
Lavoro [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Issued capital			$ 15,400
Purchase of stock, price per share (USD per share) | $ / shares			$ 6.50
IPO subscription price, per share | $ / shares			$ 10.0
Proportion of ownership interests held by non-controlling interests	2.00%
Igah Ventures IV [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 782	819
Investments, Other [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 8,093	$ 4,954
PBPE General Partner V, Ltd. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Issued capital			$ 8,200
Purchase of stock, price per share (USD per share) | $ / shares			$ 3.50